Consolidated Statements of Operations and Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 1,185,326	$ 163,104	¥ 114,440	¥ 188,741
Operating costs and expenses:
Total operating costs	(715,611)	(98,471)	(20,285)	(55,058)
Selling expenses	(127,936)	(17,604)	(60,560)	(105,519)
General and administrative expenses	(376,132)	(51,757)	(92,399)	(102,267)
Total operating costs and expenses	(1,219,679)	(167,832)	(173,244)	(262,844)
Impairment loss on goodwill	(426,410)	(58,676)
Loss from operations	(460,763)	(63,404)	(58,804)	(74,103)
Other income (loss), net:
Net loss from fair value change	(73,761)	(10,150)
Investment income related to the realized gain on available-for-sale investments	22,382	3,080	13,561
Interest income, net	16,619	2,287	8,591	7,474
Others, net	(2,482)	(341)	1,660	5,037
Loss before income taxes and share of loss of affiliates	(498,005)	(68,528)	(34,992)	(61,592)
Income tax benefit (expense)	(12,945)	(1,781)	(8,585)	925
Share of loss of affiliates	(1,121)	(154)
Net loss	(512,071)	(70,463)	(43,577)	(60,667)
Less: net loss attributable to the noncontrolling interests	(222,401)	(30,603)
Net loss attributable to owners of the Company	(289,670)	(39,860)	(43,577)	(60,667)
Distributed earnings:
Accretion of redeemable ordinary shares	(826)	(114)
Net loss attributable to ordinary shareholders of the Company	¥ (290,496)	$ (39,974)	¥ (43,577)	¥ (60,667)
Net loss per share attributable to ordinary shareholders of the Company:
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (1.244)	$ (0.171)	¥ (0.482)	¥ (0.671)
Diluted: (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (1.262)	$ (0.174)	¥ (0.482)	¥ (0.671)
Shares used in calculating net income per share:
Basic: (in Shares)	232,761,359	232,761,359	90,472,014	90,472,014
Diluted (in Shares)	232,761,359	232,761,359	90,472,014	90,472,014
Net loss	¥ (512,071)	$ (70,463)	¥ (43,577)	¥ (60,667)
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	583	80	560	417
Unrealized net loss on available-for-sale investments	(3,043)	(419)
Total comprehensive loss	(514,531)	(70,802)	(43,017)	(60,250)
Less: Comprehensive loss attributable to the noncontrolling interests	(222,401)	(30,603)
Comprehensive loss attributable to ordinary shareholders the Company	(292,130)	(40,199)	(43,017)	(60,250)
Agency
Net revenues:
Total net revenues	900,246	123,877
Operating costs and expenses:
Total operating costs	(551,247)	(75,854)
Life insurance business
Net revenues:
Total net revenues	827,803	113,909
Operating costs and expenses:
Total operating costs	(504,866)	(69,472)
Non-life insurance business
Net revenues:
Total net revenues	72,443	9,968
Operating costs and expenses:
Total operating costs	(46,381)	(6,382)
Claims adjusting
Net revenues:
Total net revenues	222,114	30,564
Operating costs and expenses:
Total operating costs	(147,333)	(20,274)
Wealth management and others
Net revenues:
Total net revenues	62,966	8,663	114,440	188,741
Operating costs and expenses:
Total operating costs	¥ (17,031)	$ (2,343)	¥ (20,285)	¥ (55,058)